Earnings Per Share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings Per Share

Note 6—Earnings Per Share

The following table reflects the earnings and share data used in the basic and diluted earnings per share calculations:

	Three Months Ended June 30,		Six Months Ended June 30,
(EUR’000, except per share data)	2025	2024 (Restated)(2)	2025	2024
Earnings
Net profit/(loss) attributable to ordinary equity holders of the parent for the purposes of basic earnings per share	(38,855)	(109,380)	(133,482)	(240,415)
Impact from convertible notes (interests, foreign exchange gain/(loss), and fair value adjustments on derivative liabilities, net of tax)	(13,495)	(25,042)	—	—
Net profit/(loss) attributable to ordinary equity holders of the parent adjusted for dilution effects	(52,350)	(134,422)	(133,482)	(240,415)

Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	60,454,589	57,345,613	60,237,774	57,114,435
Dilution effects from:
Convertible notes	3,456,785	3,456,785	—	—
Weighted average number of ordinary shares, diluted earnings per share	63,911,374	60,802,398	60,237,774	57,114,435

Basic earnings per share	€(0.64)	€(1.91)	€(2.22)	€(4.21)
Diluted earnings per share (1) (2)	€(0.82)	€(2.21)	€(2.22)	€(4.21)

(1)
For the six months ended June 30, 2025 and 2024, a total of 5,913,467 and 6,107,875 warrants outstanding, respectively, each carrying the right to subscribe for one ordinary share can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are out-of the money and/or antidilutive for the periods presented. For the six months ended June 30, 2025 and 2024, 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the six month periods presented.
(2)
Only dilutive earnings per share for the three months ended June 30, 2024 has been restated to reflect the dilutive impact from convertible notes. The previously reported dilutive earnings per share was €(1.91).